Document And Entity Information	Sep. 09, 2021
Document Information [Line Items]
Entity, Registrant Name	DIFFUSION PHARMACEUTICALS INC.
Document, Type	8-K
Document, Period End Date	Sep. 09, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-24477
Entity, Tax Identification Number	30-0645032
Entity, Address, Address Line One	1317 Carlton Avenue
Entity, Address, Address Line Two	Suite 200
Entity, Address, City or Town	Charlottesville
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	22902
City Area Code	434
Local Phone Number	220-0718
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	DFFN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001053691